Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Fair Value Measurements	Fair Value

The fair value of current financial assets and liabilities, debt service reserves and other deposits approximate their reported carrying amounts. The estimated fair values of our assets and liabilities have been determined using available market information. By virtue of these amounts being estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. For further information on our valuation techniques and policies, see Note 5—Fair Value in Item 8.—Financial Statements and Supplementary Data of our Form 10-K.

The following table presents the fair value, carrying value and cost of our non-derivative instruments at September 30, 2019 and December 31, 2018. Further information about the fair value of our derivative instruments can be found in Note 5 – Derivative Instruments and Hedging Activities.

	September 30, 2019		December 31, 2018
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.2	$0.2	$0.4	$0.4
Equity securities	2.3	3.9	2.4	3.5
Debt securities	4.1	4.1	4.1	4.0
Hedge funds	0.1	0.1	0.1	0.1
Tangible assets	0.1	0.1	0.1	0.1
Total Assets	$6.8	$8.4	$7.1	$8.1

	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Long-term debt	$1,362.9	$1,451.3	$1,475.9	$1,519.6

These financial instruments are not subject to master netting agreements or collateral requirements and as such are presented in the Condensed Consolidated Balance Sheet at their gross fair value, except for Long-term debt, which is presented at amortized carrying value.

We did not have any transfers of the fair values of our financial instruments between Level 1, Level 2 or Level 3 of the fair value hierarchy during the nine months ended September 30, 2019 or 2018.

Master Trust Assets
DP&L established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans and these assets are not used for general operating purposes. On January 1, 2018, AOCI of $1.6 million ($1.0 million net of tax) was reversed to Accumulated Deficit and all future changes to fair value on the Master Trust Assets will be included in income in the period that the changes occur. Changes to fair value were not material for the nine months ended September 30, 2019 or 2018. These assets are primarily comprised of open-ended mutual funds, which are valued using the net asset value per unit. These investments are recorded at fair value within Other deferred assets on the Condensed Consolidated Balance Sheets and classified as available for sale.

Long-term debt
The fair value of debt is based on current public market prices for disclosure purposes only. Unrealized gains or losses are not recognized in the financial statements as long-term debt is presented at carrying value, net of unamortized premium or discount and unamortized deferred financing costs in the financial statements. The long-term debt amounts include the current portion payable in the next twelve months and have maturities that range from 2020 to 2061.

The fair value of assets and liabilities at September 30, 2019 and December 31, 2018 and the respective category within the fair value hierarchy for DPL is as follows:

$ in millions	Fair value at September 30, 2019 (a)				Fair value at December 31, 2018 (a)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master Trust assets
Money market funds	$0.2	$—	$—	$0.2	$0.4	$—	$—	$0.4
Equity securities	—	3.9	—	3.9	—	3.5	—	3.5
Debt securities	—	4.1	—	4.1	—	4.0	—	4.0
Hedge funds	—	0.1	—	0.1	—	0.1	—	0.1
Tangible assets	—	0.1	—	0.1	—	0.1	—	0.1
Total Master Trust assets	0.2	8.2	—	8.4	0.4	7.7	—	8.1
Derivative assets
Interest rate hedges	—	0.2	—	0.2	—	1.5	—	1.5
Total Derivative assets	—	0.2	—	0.2	—	1.5	—	1.5

Total Assets	$0.2	$8.4	$—	$8.6	$0.4	$9.2	$—	$9.6

Liabilities
Long-term debt	$—	$1,433.7	$17.6	$1,451.3	$—	$1,501.9	$17.7	$1,519.6

Total Liabilities	$—	$1,433.7	$17.6	$1,451.3	$—	$1,501.9	$17.7	$1,519.6

(a)	Includes credit valuation adjustment

Our financial instruments are valued using the market approach in the following categories:

•
Level 1 inputs are used for money market accounts that are considered cash equivalents. The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions.

•
Level 2 inputs are used to value derivatives such as interest rate hedge contracts which are valued using a benchmark interest rate. Other Level 2 assets include open-ended mutual funds in the Master Trust, which are valued using the end of day NAV per unit.

•	Level 3 inputs such as certain debt balances are considered a Level 3 input because the notes are not publicly traded. Our long-term debt is fair valued for disclosure purposes only.

All of the inputs to the fair value of our derivative instruments are from quoted market prices.

Our long-term debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets. These fair value inputs are considered Level 2 in the fair value hierarchy. As the Wright-Patterson Air Force Base note is not publicly traded, fair value is assumed to equal carrying value. These fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs. Additional Level 3 disclosures are not presented since our long-term debt is not recorded at fair value.

The fair values of our financial instruments are based on published sources for pricing when possible. We rely on valuation models only when no other method is available to us. The fair value of our financial instruments represents estimates of possible value that may or may not be realized in the future.

The table below presents the fair value and cost of our non-derivative instruments at December 31, 2018 and 2017. See Note 6 – Derivative Instruments and Hedging Activities for the fair values of our derivative instruments.

	December 31, 2018		December 31, 2017
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.4	$0.4	$0.3	$0.3
Equity securities	2.4	3.5	2.5	4.2
Debt securities	4.1	4.0	4.3	4.3
Hedge funds	0.1	0.1	0.1	0.2
Tangible assets	0.1	0.1	0.1	0.1
Total assets	$7.1	$8.1	$7.3	$9.1

	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Long-term debt	$1,475.9	$1,519.6	$1,704.8	$1,819.3

Fair Value Hierarchy
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. These inputs are then categorized as:

•	Level 1 (quoted prices in active markets for identical assets or liabilities);

•	Level 2 (observable inputs such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active); or

•	Level 3 (unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability).

Valuations of assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. We include our own credit risk and our counterparty’s credit risk in our calculation of fair value using global average default rates based on an annual study conducted by a large rating agency.

We did not have any transfers of the fair values of our financial instruments among Level 1, Level 2 or Level 3 of the fair value hierarchy during the years ended December 31, 2018 and 2017.

Debt
The fair value of debt is based on current public market prices for disclosure purposes only. Unrealized gains or losses are not recognized in the financial statements as debt is presented at the carrying value, net of unamortized premium or discount, in the financial statements. The debt amounts include the current portion payable in the next twelve months and have maturities that range from 2019 to 2061.

Master Trust Assets
DP&L established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans and these assets are not used for general operating purposes. ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” was effective as of January 1, 2018. This ASU requires the change in the fair value of equity instruments to be recorded in income rather than in OCI. Equity Instruments were defined to include all mutual funds, regardless of the underlying investments. Therefore, as of January 1, 2018, AOCI of $1.6 million ($1.0 million net of tax) was reversed to Accumulated Deficit and all future changes to fair value on the Master Trust Assets will be included in income in the period that the changes occur. These changes to fair value were not material for the year ended December 31, 2018. These assets are primarily comprised of open-ended mutual funds, which are valued using the net asset value per unit. These investments are recorded at fair value within Other deferred assets on the consolidated balance sheets and classified as available for sale.

During the year ended December 31, 2018, $0.5 million ($0.4 million after tax) of various investments were sold to facilitate the distribution of benefits.

The fair value of assets and liabilities at December 31, 2018 and 2017 and the respective category within the fair value hierarchy for DPL was determined as follows:

$ in millions	Fair Value at December 31, 2018 (a)				Fair Value at December 31, 2017 (a)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master trust assets
Money market funds	$0.4	$—	$—	$0.4	$0.3	$—	$—	$0.3
Equity securities	—	3.5	—	3.5	—	4.2	—	4.2
Debt securities	—	4.0	—	4.0	—	4.3	—	4.3
Hedge funds	—	0.1	—	0.1	—	0.2	—	0.2
Tangible assets	—	0.1	—	0.1	—	0.1	—	0.1
Total Master trust assets	0.4	7.7	—	8.1	0.3	8.8	—	9.1
Derivative assets
Interest rate hedge	—	1.5	—	1.5	—	1.5	—	1.5
Total Derivative assets	—	1.5	—	1.5	—	1.5	—	1.5

Total assets	$0.4	$9.2	$—	$9.6	$0.3	$10.3	$—	$10.6

Liabilities
Long-term debt	$—	$1,501.9	$17.7	$1,519.6	$—	$1,801.5	$17.8	$1,819.3

Total liabilities	$—	$1,501.9	$17.7	$1,519.6	$—	$1,801.5	$17.8	$1,819.3

(a)	Includes credit valuation adjustment

Our financial instruments are valued using the market approach in the following categories:

•
Level 1 inputs are used for money market accounts that are considered cash equivalents. The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions.

•
Level 2 inputs are used to value derivatives such as interest rate hedge contracts which are valued using a benchmark interest rate. Other Level 2 assets include open-ended mutual funds in the Master Trust, which are valued using the end of day NAV per unit.

•	Level 3 inputs such as certain debt balances are considered a Level 3 input because the notes are not publicly traded. Our long-term debt is fair valued for disclosure purposes only.

All of the inputs to the fair value of our derivative instruments are from quoted market prices.

Our long-term debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets. These fair value inputs are considered Level 2 in the fair value hierarchy. As the Wright-Patterson Air Force Base note is not publicly traded, fair value is assumed to equal carrying value. These fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs. Additional Level 3 disclosures are not presented since our long-term debt is not recorded at fair value.

Non-recurring Fair Value Measurements
We use the cost approach to determine the fair value of our AROs, which are estimated by discounting expected cash outflows to their present value at the initial recording of the liability. Cash outflows are based on the approximate future disposal cost as determined by market information, historical information or other management estimates. These inputs to the fair value of the AROs would be considered Level 3 inputs under the fair value hierarchy. In 2018, DPL recorded a net reduction to its ARO liability for Conesville's ash pond and landfill of $2.6 million to reflect revisions to cash flow and timing estimates. The balance of AROs was $9.4 million and $15.1 million at December 31, 2018 and 2017, respectively, which excludes AROs associated with our discontinued operations. See Note 15 – Discontinued Operations for additional information on AROs associated with our discontinued operations.

When evaluating impairment of long-lived assets, we measure fair value using the applicable fair value measurement guidance. Impairment expense is measured by comparing the fair value at the evaluation date to the carrying amount.

The following table summarizes major categories of assets measured at fair value on a nonrecurring basis during the period and their level within the fair value hierarchy:

	Measurement	Carrying	Fair Value			Gross
$ in millions	Date	Amount (b)	Level 1	Level 2	Level 3	Loss
Long-lived assets (a)
		Year ended December 31, 2016
Conesville	December 31, 2016	$25.0	$—	$—	$1.1	23.9

(a)	See Note 17 – Fixed-asset Impairments for further information

(b)	Carrying amount at date of valuation

The following summarizes the significant unobservable inputs used in the Level 3 measurement on a non-recurring basis during the year ended December 31, 2016:

$ in millions	Measurement date	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Long-lived assets held and used:
Year ended December 31, 2016
Conesville	December 31, 2016	$1.1	Discounted cash flow	Annual revenue growth	-19.3% to 10.9% (0.6%)
				Annual pre-tax operating margin	-54.3% to 99.4% (20.2%)
				Weighted-average cost of capital	N/A